Shareholder Report, Average Annual Return (Details)	12 Months Ended	58 Months Ended
	May 31, 2026	May 31, 2026
Without Sales Load [Member] | C000222692
Average Annual Return [Line Items]
Average Annual Return, Percent	13.97%	4.99%
Without Sales Load [Member] | C000222693
Average Annual Return [Line Items]
Average Annual Return, Percent	14.14%	5.16%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	(0.13%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	(0.13%)
S&P Target Date Retirement Income Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.59%	4.43%
S&P Target Date Retirement Income Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.59%	4.43%